NOTE 15. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases certain facilities under long-term, non-cancelable leases and monthly leases. These leases are accounted for as operating leases. Rent expense for continuing operations amounted to $669, nil, nil for the years ended December 31, 2015, 2014 and 2013, respectively. Rent expense for discontinued operations amounted to $ 1,935, $2,998 and $3,257 for the years ended December 31, 2015, 2014 and 2013, respectively.

Future minimum payments for operations under long-term, non-cancelable leases as of December 31, 2015, are as follows:

Year Ending December 31,	Future Minimum Payments
2016	$686
2017	149
2018	46
Total	$881

Legal Proceedings

In the opinion of management, there are no other material claims assessments or litigation pending against the Company.